Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of Summarized Financial Information to Carrying Value (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Percentage of company's share of net assets	49.00%
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Percentage of company's share of net assets	49.00%